Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 09, 2020	Jul. 06, 2020	Jul. 24, 2018	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 10, 2020	Jan. 28, 2020
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit				$ (332,499,000)		$ (331,930,000)	$ (328,973,000)
Net loss				(569,000)	$ (1,079,000)	(2,957,000)	(9,229,000)	$ (8,131,000)
Cash flows from operations				(453,000)	(1,470,000)	(3,138,000)	(8,803,000)	(6,931,000)
Cash				$ 1,291,000		$ 1,276,000	713,000
Reverse split	1-for-10 reverse stock split		1-for-10 reverse stock split
Net proceeds from sale of our common and preferred shares and warrants							$ 3,900,000
Common stock shares authorised	250,000,000			25,000,000		25,000,000	25,000,000		25,000,000
Par value of common stock	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Inventories, net				$ 68,000		$ 68,000	$ 263,000
Wire inventory expensed					190,000	190,000
Common stock issued		400,000
Preferred equity interest, value		$ 1,600,000
Purchase price		$ 4.00
Gain on sale of production wire equipment					$ 510,000	$ 510,000
Minimum percentage of tax benefit realized				50.00%		50.00%
Net operating loss carryforwards						$ 2,979,000
Operating loss carry forwards expiration date description						Expire in the years 2021 through 2038
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carryforwards						$ 14,200,000
Patents And Licenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets						$ 134,000
Employee [Member]
Summary Of Significant Accounting Policies [Line Items]
Employee workforce reduction percentage										70.00%